Schedule of investments
Optimum Small-Mid Cap Growth Fund
December 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.44%♦
Communication Services — 3.36%
Criteo ADR †	130,014	$ 5,053,644
Endeavor Group Holdings Class A †	91,507	3,192,679
Lions Gate Entertainment Class B †	107,822	1,659,380
PubMatic Class A †	120,112	4,089,814
ZoomInfo Technologies Class A †	174,364	11,194,169
Zynga Class A †	416,285	2,664,224
		27,853,910
Consumer Discretionary — 11.96%
Academy Sports & Outdoors †	174,076	7,641,936
American Eagle Outfitters	108,829	2,755,550
Boot Barn Holdings †	43,857	5,396,604
Burlington Stores †	11,450	3,337,790
Callaway Golf †	92,639	2,542,014
Churchill Downs	26,107	6,289,176
Deckers Outdoor †	15,957	5,845,209
Five Below †	13,764	2,847,634
Floor & Decor Holdings Class A †	51,248	6,662,752
Fox Factory Holding †	16,030	2,726,703
Hayward Holdings †	116,902	3,066,339
International Game Technology	391,160	11,308,436
Levi Strauss & Co. Class A	215,254	5,387,808
Media General CVR =, †	49,291	0
Meritage Homes †	64,978	7,931,215
Monro	27,203	1,585,119
Ollie's Bargain Outlet Holdings †	42,615	2,181,462
Papa John's International	23,541	3,142,017
Revolve Group †	68,735	3,851,909
Skyline Champion †	50,381	3,979,091
Sleep Number †	28,312	2,168,699
Sonos †	64,097	1,910,091
Traeger †	78,860	958,938
Vail Resorts	16,816	5,513,966
		99,030,458
Consumer Staples — 2.70%
BJ's Wholesale Club Holdings †	158,292	10,600,815
elf Beauty †	122,394	4,064,705
Lamb Weston Holdings	45,730	2,898,367
Performance Food Group †	87,073	3,995,780
Zevia Class A †	108,234	763,050
		22,322,717
Energy — 1.12%
Matador Resources	176,451	6,514,571
	Number of shares	Value (US $)
Common Stock♦ (continued)
Energy (continued)
Ovintiv	82,993	$ 2,796,864
		9,311,435
Financials — 9.48%
Affiliated Managers Group	46,992	7,730,654
BRP Group Class A †	177,052	6,393,348
Essent Group	79,826	3,634,478
Evercore Class A	21,069	2,862,224
Focus Financial Partners Class A †	50,809	3,034,313
Goosehead Insurance Class A	34,977	4,549,808
Open Lending Class A †	54,042	1,214,864
Palomar Holdings †	47,196	3,056,885
Ryan Specialty Group Holdings Class A †	96,085	3,877,030
Signature Bank	33,619	10,874,738
Stifel Financial	57,446	4,045,347
SVB Financial Group †	16,865	11,438,518
Tradeweb Markets Class A	87,382	8,750,433
Triumph Bancorp †	37,633	4,481,338
Virtu Financial Class A	88,652	2,555,837
		78,499,815
Healthcare — 22.24%
Adaptive Biotechnologies †	72,917	2,046,051
Allscripts Healthcare Solutions †	164,601	3,036,888
Alphatec Holdings †	385,987	4,411,831
Amicus Therapeutics †	183,611	2,120,707
AMN Healthcare Services †	30,401	3,718,954
Arena Pharmaceuticals †	24,696	2,295,246
Arrowhead Pharmaceuticals †	32,982	2,186,707
AtriCure †	130,710	9,088,266
Avantor †	376,569	15,868,618
Avid Bioservices †	108,781	3,174,230
Axonics †	65,142	3,647,952
Axsome Therapeutics †	24,340	919,565
BioLife Solutions †	70,142	2,614,192
Bio-Techne	11,651	6,027,528
Blueprint Medicines †	25,583	2,740,195
Cerus †	272,013	1,852,409
CONMED	53,650	7,605,424
Cytokinetics †	44,309	2,019,604
Denali Therapeutics †	40,750	1,817,450
Evolent Health Class A †	267,555	7,403,247
Fate Therapeutics †	28,392	1,661,216
Haemonetics †	42,908	2,275,840
HealthEquity †	60,698	2,685,280
Horizon Therapeutics †	124,197	13,383,469
ICON †	25,973	8,043,838
Insmed †	73,250	1,995,330
NQ-OPTSG [12/21] 2/22 (2028211)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Ionis Pharmaceuticals †	29,078	$ 884,844
Iovance Biotherapeutics †	52,544	1,003,065
Maravai LifeSciences Holdings Class A †	111,709	4,680,607
Mirati Therapeutics †	8,755	1,284,271
Natera †	53,807	5,025,036
Neurocrine Biosciences †	20,571	1,752,032
Novocure †	9,578	719,116
Oak Street Health †	57,380	1,901,573
Omnicell †	84,381	15,225,708
Option Care Health †	237,857	6,764,653
Pacira BioSciences †	35,981	2,164,977
Phreesia †	56,194	2,341,042
Privia Health Group †	72,519	1,876,067
Repligen †	11,370	3,011,231
Silk Road Medical †	88,729	3,780,743
Syneos Health †	63,165	6,485,782
Tactile Systems Technology †	69,348	1,319,692
Tandem Diabetes Care †	28,708	4,321,128
Turning Point Therapeutics †	25,958	1,238,197
US Physical Therapy	23,035	2,200,994
ViewRay †	284,333	1,566,675
		184,187,470
Industrials — 16.56%
A O Smith	19,139	1,643,083
Acuity Brands	13,204	2,795,551
Advanced Drainage Systems	28,669	3,902,711
AECOM †	75,348	5,828,168
ASGN †	47,601	5,873,963
Atkore †	26,563	2,953,540
AZEK †	127,561	5,898,421
Boise Cascade	40,733	2,900,190
Chart Industries †	57,421	9,158,075
Clarivate †	114,435	2,691,511
Core & Main Class A †	92,566	2,808,452
Dycom Industries †	23,160	2,171,482
FTI Consulting †	20,854	3,199,421
Herc Holdings	25,804	4,039,616
IAA †	36,743	1,859,931
ICF International	39,576	4,058,519
KAR Auction Services †	98,890	1,544,662
KBR	89,534	4,263,609
Knight-Swift Transportation Holdings	50,547	3,080,334
Korn Ferry	67,914	5,143,127
Kratos Defense & Security Solutions †	109,643	2,127,074
Masonite International †	30,574	3,606,203
Mercury Systems †	46,689	2,570,696
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
Middleby †	52,253	$ 10,281,300
PGT Innovations †	90,631	2,038,291
Plug Power †	228,158	6,440,900
Robert Half International	28,734	3,204,416
Schneider National Class B	93,678	2,520,875
SPX †	67,478	4,027,087
Sterling Check †	117,306	2,405,946
Sun Country Airlines Holdings †	87,343	2,380,097
Trex †	65,031	8,781,136
Wabash National	120,899	2,359,949
WillScot Mobile Mini Holdings †	162,345	6,630,170
Woodward	17,645	1,931,422
		137,119,928
Information Technology — 24.82%
Ambarella †	36,555	7,416,644
Arista Networks †	53,035	7,623,781
Bill.com Holdings †	12,779	3,183,888
Black Knight †	55,035	4,561,851
Box Class A †	165,688	4,339,369
Ciena †	78,856	6,069,546
CMC Materials	17,831	3,418,024
CyberArk Software †	22,825	3,955,116
DoubleVerify Holdings †	37,766	1,256,853
Dynatrace †	141,121	8,516,652
Enphase Energy †	42,167	7,714,031
Entegris	60,636	8,402,937
Evo Payments Class A †	100,253	2,566,477
FormFactor †	46,677	2,134,072
Globant †	10,505	3,299,515
Itron †	30,187	2,068,413
Jamf Holding †	97,716	3,714,185
Littelfuse	29,630	9,323,968
LiveRamp Holdings †	77,632	3,722,454
Lumentum Holdings †	44,711	4,729,082
MACOM Technology Solutions Holdings †	82,068	6,425,924
Manhattan Associates †	57,583	8,953,581
Mimecast †	39,180	3,117,553
MongoDB †	17,208	9,109,055
Monolithic Power Systems	6,944	3,425,684
Nutanix Class A †	238,982	7,613,967
ON Semiconductor †	98,917	6,718,443
Onto Innovation †	35,381	3,581,619
PagerDuty †	110,692	3,846,547
PAR Technology †	49,877	2,632,009
Paylocity Holding †	17,789	4,201,050
PTC †	38,412	4,653,614

2    NQ-OPTSG [12/21] 2/22 (2028211)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Qualtrics International Class A †	223,493	$ 7,911,652
Silicon Motion Technology ADR	39,330	3,737,530
Sprout Social Class A †	24,793	2,248,477
SS&C Technologies Holdings	71,713	5,879,032
Synaptics †	25,535	7,392,638
Teradyne	22,186	3,628,077
Verra Mobility †	176,180	2,718,457
WEX †	11,059	1,552,573
Wolfspeed †	24,302	2,716,235
Zendesk †	21,872	2,281,031
Zuora Class A †	169,079	3,158,396
		205,520,002
Materials — 4.70%
Albemarle	18,137	4,239,886
Eagle Materials	47,010	7,825,285
Element Solutions	486,322	11,807,898
Livent †	91,296	2,225,796
Orion Engineered Carbons	158,905	2,917,496
Steel Dynamics	45,055	2,796,564
Summit Materials Class A †	176,362	7,079,171
		38,892,096
Real Estate — 0.50%
Compass Class A †	120,383	1,094,282
Ryman Hospitality Properties †	33,297	3,061,992
		4,156,274
Total Common Stock (cost $658,042,865)		806,894,105

Convertible Preferred Stock — 0.03%
Honest Series D =, †, π	15,249	260,773
Total Convertible Preferred Stock (cost $697,718)		260,773

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †, π	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 2.80%
Money Market Mutual Funds — 2.80%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	5,795,829	5,795,829
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	5,795,829	$ 5,795,829
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	5,795,830	5,795,830
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	5,795,829	5,795,829
Total Short-Term Investments (cost $23,183,317)		23,183,317

Total Value of Securities—100.27% (cost $681,923,900)		830,338,195
Liabilities Net of Receivables and Other Assets—(0.27%)		(2,203,733)
Net Assets Applicable to 50,921,589 Shares Outstanding—100.00%		$828,134,462
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2021, the aggregate value of restricted securities was $260,773 which represented percentage of 0.03% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
DraftKings strike price $25, expiration date 4/23/25	5/18/20	$—	$—
Honest Series D	8/3/15	697,718	260,773
Total		$697,718	$260,773
Summary of abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights

NQ-OPTSG [12/21] 2/22 (2028211)    3

Schedule of investments
Optimum Small-Mid Cap Growth Fund (Unaudited)
Summary of abbreviations: (continued)
GS – Goldman Sachs
4    NQ-OPTSG [12/21] 2/22 (2028211)